Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 95.4%
Asset Allocation Fund - 0.9%
American Funds Insurance Series - New World Fund, Class 1	78,561	$2,081,085
Total Asset Allocation Fund		2,081,085
Debt Funds - 33.2%
American Funds Insurance Series - Bond Fund, Class 1	4,347,054	51,599,529
American Funds Insurance Series - Capital World Bond Fund, Class 1	494,195	6,187,326
American Funds Insurance Series - High-Income Bond Fund, Class 1	634,178	6,214,940
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund, Class 1	626,978	8,276,111
Total Debt Funds		72,277,906
Equity Funds - 61.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund, Class 1	3,096,154	39,599,806
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,725,720	24,884,889
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	238,557	6,333,691
American Funds Insurance Series - Growth Fund, Class 1	228,354	23,079,729
American Funds Insurance Series - Growth-Income Fund, Class 1	625,292	31,302,095
American Funds Insurance Series - International Growth and Income Fund, Class 1	519,551	8,286,834
Total Equity Funds		133,487,044
Total Variable Insurance Trusts (Cost - $181,515,604)		207,846,035
Short-Term Investments - 3.9%
Money Market Funds - 3.9%
Dreyfus Government Cash Management, 0.02%(a)	8,488,511	8,488,511
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	7,629	7,629
Total Short-Term Investments (Cost - $8,496,140)		8,496,140
Total Investments - 99.3% (Cost - $190,011,744)		$216,342,175
Other Assets Less Liabilities - Net 0.7%		1,536,385
Total Net Assets - 100.0%		$217,878,560

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	15	12/18/2020	$1,128,300	$(11,820)
MSCI EAFE Future	Goldman Sachs & Co.	46	12/18/2020	4,262,360	52,390
MSCI Emerging Market Index Future	Goldman Sachs & Co.	48	12/18/2020	2,612,400	(16,835)
S&P 500 E-Mini Future	Goldman Sachs & Co.	77	12/18/2020	12,905,200	(194,528)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	12	12/18/2020	2,227,080	(20,885)
Total Net Unrealized Depreciation on Futures Contracts					$(191,678)